Stock-Based Compensation - Stock Award Modifications (Details) - Cara Therapeutics, Inc. - Modified Awards [Member] - Former President and C E O [Member] - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period of awards granted		12 months
Share-based Compensation Arrangement Period During Which Continuous Service Must Be Performed For Awards To Be Modified		12 months
Awards that would have vested during the period following the consulting period are deemed to be type 3 modifications		12 months
Term of awards granted		18 months
General and Administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total incremental stock compensation expense relating to modifications of Stock Awards			$ 2,563
Performance Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, vested	481
Stock Options | General and Administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total incremental stock compensation expense relating to modifications of Stock Awards			1,679
Restricted stock units | General and Administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total incremental stock compensation expense relating to modifications of Stock Awards			$ 884